Note 5 - Investment Securities Available for Sale (Details) - Maturities of Debt Securities (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Maturities of Debt Securities [Abstract]0
Within one year	$ 607	$ 175
Within one year	609	176
Due from one year to five years	20,661	17,600
Due from one year to five years	20,626	17,603
Due from five years to ten years	17,959	21,737
Due from five years to ten years	17,860	22,143
Due after ten years	9,162	13,050
Due after ten years	9,125	13,403
Total	48,389	52,562	61,179
Total		$ 53,325